FINANCIAL INSTRUMENTS (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Total Assets	$ 133,142,903	$ 206,213,605
Liabilities
Financial liabilities	115,857,073	181,921,254
Financial assets at fair value through profit or loss [member]
Assets
Total Assets	6,887,865	26,209,518
Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities	6,186,292	5,053,361
Financial assets at amortized cost [member]
Assets
Total Assets	119,075,084	179,817,414
Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	109,670,781	176,867,893
Financial assets at fair value through other comprehensive income [member]
Assets
Total Assets	7,179,954	186,673
Deposits [member]
Liabilities
Financial liabilities	89,008,177	145,996,201
Deposits [member] | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	89,008,177	145,996,201
Liabilities at fair value through profit or loss
Liabilities
Financial liabilities	189,554	412,403
Liabilities at fair value through profit or loss | Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities	189,554	412,403
Derivatives [member]
Liabilities
Financial liabilities	319,817	144,944
Derivatives [member] | Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities		144,944
Derivatives [member] | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	319,817
Other financial liabilities
Liabilities
Financial liabilities	9,115,565	6,564,396
Other financial liabilities | Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities	5,996,738	4,472,991
Other financial liabilities | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	3,118,827	2,091,405
Financing received from the Argentine Central Bank and other financial institutions
Liabilities
Financial liabilities	9,017,597	12,357,106
Financing received from the Argentine Central Bank and other financial institutions | Financial assets at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss [member]
Liabilities
Financial liabilities		23,023
Financing received from the Argentine Central Bank and other financial institutions | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	9,017,597	12,334,083
Unsubordinated Negotiable Obligations
Liabilities
Financial liabilities	6,086,475	14,317,445
Unsubordinated Negotiable Obligations | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	6,086,475	14,317,445
Subordinated negotiable obligations [member]
Liabilities
Financial liabilities	2,119,888	2,128,759
Subordinated negotiable obligations [member] | Financial assets at amortized cost [member] | Financial liabilities at amortized cost [member]
Liabilities
Financial liabilities	2,119,888	2,128,759
Cash and due from banks
Assets
Total Assets	26,403,099	51,822,372
Cash and due from banks | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	29,910	15,997
Cash and due from banks | Financial assets at amortized cost [member]
Assets
Total Assets	26,373,189	51,806,375
Debt securities at fair value through profit or loss
Assets
Total Assets	568,501	23,247,329
Debt securities at fair value through profit or loss | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	568,501	23,247,329
Derivatives
Assets
Total Assets	257,587	24,496
Derivatives | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	257,587	24,496
Other financial assets
Assets
Total Assets	2,096,866	2,612,157
Other financial assets | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	1,101,531	23,181
Other financial assets | Financial assets at amortized cost [member]
Assets
Total Assets	995,335	2,588,976
Loans and other financing [member]
Assets
Total Assets	88,010,011	118,771,635
Loans and other financing [member] | Financial assets at amortized cost [member]
Assets
Total Assets	88,010,011	118,771,635
Other debt securities
Assets
Total Assets	10,458,556	6,631,861
Other debt securities | Financial assets at amortized cost [member]
Assets
Total Assets	3,287,385	6,458,727
Other debt securities | Financial assets at fair value through other comprehensive income [member]
Assets
Total Assets	7,171,171	173,134
Financial assets in guarantee
Assets
Total Assets	5,333,704	3,087,750
Financial assets in guarantee | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	4,924,540	2,896,049
Financial assets in guarantee | Financial assets at amortized cost [member]
Assets
Total Assets	409,164	191,701
Investments in Equity Instruments
Assets
Total Assets	14,579	16,005
Investments in Equity Instruments | Financial assets at fair value through profit or loss [member]
Assets
Total Assets	5,796	2,466
Investments in Equity Instruments | Financial assets at fair value through other comprehensive income [member]
Assets
Total Assets	$ 8,783	$ 13,539